Investment Objectives and Goals - Invesco High Yield Select ETF	Feb. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Short Duration High Yield ETF (the “Fund”) seeks current income.